Cash and cash equivalents (Tables)	6 Months Ended
Dec. 31, 2025
Cash and cash equivalents
Schedule of cash and cash equivalents

	31 December	30 June	31 December
	2025	2025	2024
	£’000	£’000	£’000
Cash at bank and in hand	44,406	86,105	95,542